SHARE-BASED PAYMENTS AND OTHER RELATED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise price of share options
The number and weighted average exercise price in CAD of Share Options outstanding at December 31, 2017 and December 31, 2016 are as follows:

	Weighted average exercise price	Number of Share Options
Outstanding at January 1, 2016	$14.92	4,068,457
Granted(1)	9.29	2,972,876
Exercised	9.13	(2,819,838)
Forfeited	13.82	(335,000)
Expired	16.57	(674,750)
Outstanding at December 31, 2016	14.55	3,211,745
Granted	9.91	1,407,000
Exercised	10.82	(112,136)
Forfeited	13.68	(307,000)
Expired	17.37	(332,584)
Outstanding at December 31, 2017	$12.79	3,867,025

(1)	Includes the replacement options granted on April 1, 2016 as a result of the acquisition of Lake Shore Gold (note 6).

Disclosure of number and weighted average remaining contractual life of share options
The following table summarizes information about Share Options outstanding and exercisable at December 31, 2017 (exercise range and prices in CAD):

Exercise price range	Outstanding	Weighted average exercise price	Weighted average remaining life (years)	Exercisable	Weighted average exercise price	Weighted average remaining life (years)
$ 2.80-9.67	235,970	$7.68	2.15	163,970	$7.99	1.06
$ 9.68-10.59	1,143,000	$10.00	4.20	—	$—	—
$ 10.60-12.56	1,001,000	$12.35	3.22	326,333	$12.38	3.19
$ 12.57-15.74	896,055	$15.17	2.32	592,055	$15.13	2.22
$ 15.75-23.37	591,000	$17.37	0.78	520,000	$17.10	0.41
	3,867,025	$12.79	2.86	1,602,358	$14.48	1.71

Disclosure of exercise price range for share options
The following table summarizes information about Share Options outstanding and exercisable at December 31, 2017 (exercise range and prices in CAD):

Exercise price range	Outstanding	Weighted average exercise price	Weighted average remaining life (years)	Exercisable	Weighted average exercise price	Weighted average remaining life (years)
$ 2.80-9.67	235,970	$7.68	2.15	163,970	$7.99	1.06
$ 9.68-10.59	1,143,000	$10.00	4.20	—	$—	—
$ 10.60-12.56	1,001,000	$12.35	3.22	326,333	$12.38	3.19
$ 12.57-15.74	896,055	$15.17	2.32	592,055	$15.13	2.22
$ 15.75-23.37	591,000	$17.37	0.78	520,000	$17.10	0.41
	3,867,025	$12.79	2.86	1,602,358	$14.48	1.71

Disclosure of number other equity instruments outstanding
The number of SARs outstanding and exercisable at December 31, 2017 and December 31, 2016 is as follows:

Number of SARs
Outstanding at January 1, 2016	43,000
Issued	135,000
Exercised	(23,000)
Expired/forfeited	(1,000)
Outstanding at December 31, 2016	154,000
Issued	—
Exercised	(2,000)
Expired/forfeited	(26,500)
Outstanding at December 31, 2017	125,500

Exercisable at December 31, 2016	12,000
Exercisable at December 31, 2017	—
The number of DSAs outstanding at December 31, 2017 and December 31, 2016 is as follows:

Outstanding at January 1, 2016	350,000
Granted	342,000
Shares issued	(184,000)
Cancelled/forfeited	(45,000)
Outstanding at December 31, 2016	463,000
Granted	195,000
Shares issued	(215,000)
Cancelled/forfeited	(26,000)
Outstanding at December 31, 2017	417,000

Disclosure of weighted average inputs used and grant date fair values (CAD) of share options
The fair value of the options was determined using the Black-Scholes option pricing model. Where applicable, the inputs and ranges used in the measurement of the fair value (CAD) of the options were as follows:

Share price (CAD) at April 1, 2016	$12.75
Exercise price (CAD)	2.79-25.97
Expected volatility	48.41%-62.60%
Expected life (years)	0.04-4.67
Expected dividend yield	2.46%
Risk-free interest rate	0.54%-0.62%
Fair value (CAD)	0.01-9.65
April 1, 2016 CAD to USD exchange rate	$0.77
Fair value (USD)	0.01-7.40
The weighted average inputs used and grant date fair values (CAD) of Share Options granted during the years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
Share price	$9.64	$13.21
Exercise price	$9.91	$9.51
Expected volatility(1)	51%	51%
Expected life (years)	3.50	3.00
Expected dividend yield	3.14%	2.42%
Risk-free interest rate	1.07%	0.57%
Pre-vest forfeiture rate	7.13%	4.12%
Fair value	$2.89	$5.76

(1)	The expected volatility assumption is based on the historical volatility of the Company’s Canadian dollar common shares on the Toronto Stock Exchange.

Disclosure of weighted average inputs used and grant date fair values (CAD) of other equity instruments
The weighted average inputs used and grant date fair values (CAD) of SARs granted during the years ended December 31, 2017 and 2016 are as follows:

	Years Ended December 31,
	2017	2016
Share price	$—	$12.64
Exercise price	$—	$12.38
Expected volatility	—%	52%
Expected life (years)	—	5.00
Risk-free interest rate	—%	0.61%
Fair value	$—	$5.74

Disclosure of weighted average inputs used and grant date fair values (CAD) of other equity instruments modified
The weighted average inputs used and re-measurement date fair values (CAD) of SARs as at December 31, 2017 and 2016 are as follows:

	December 31,	December 31,
	2017	2016
Share price	$6.03	$12.65
Exercise price	$14.12	$14.05
Expected volatility	55%	50%
Expected life (years)	2.92	3.80
Risk-free interest rate	1.81%	1.02%
Fair value	$0.99	$4.60